Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Foreign currency translation, net of hedging activities and related income tax of $12 million (December 31, 2016 - $16 million)	$ (30)	$ (13)
Unrealized gain arising from foreign exchange forward contracts designated as cash flow hedges, net of related income taxes of nil (December 31, 2016 - nil)	1	0
Unrealized loss arising from commodity derivative financial instruments designated as cash flow hedges, net of related income taxes of $2 million (December 31, 2016 - $2 million)	(4)	(5)
Unrealized loss on available-for-sale financial assets, net of related income taxes of nil (December 31, 2016 - nil)	(2)	(1)
Reserve of gains and losses from investments in equity instruments	0	(12)
Accumulated other comprehensive loss	(35)	(31)
Foreign currency translation, tax	12	16
Unrealized gain arising from foreign exchange forward contracts designated as cash flow hedges, tax	0	0
Unrealized loss arising from commodity derivative financial instruments designated as cash flow hedges, tax	2	2
Unrealized gain (loss) on available-for-sale financial assets, tax	0	0
Unrealized loss on share of other comprehensive income of associates, tax	$ 0	$ 9